Fresh Start Accounting (Tables)	12 Months Ended
Dec. 29, 2013
Schedule of Fresh Start Adjustments

The following table identifies the adjustments recorded to the Predecessor’s November 6, 2013 consolidated statement of financial position as a result of implementing the Plan and applying fresh start accounting:

	Predecessor November 6, 2013	Effects of Plan Adjustments		Fresh Start Adjustments		Successor November 6, 2013
ASSETS
Current Assets
Cash and cash equivalents	$20,718	$—		$—		$20,718
Restricted cash	6,716	—		—		6,716
Accounts receivable	64,315	—		—		64,315
Inventory	7,450	—		—		7,450
Prepaid expenses	9,420	—		—		9,420
Other current assets	10,533	—		—		10,533

Total Current Assets	119,152	—		—		119,152
Property, plant, and equipment	$176,644	—		97,475	(g)	274,119
Goodwill	14,204	725	(a)	110,982	(h)	125,911
Intangible assets	113,130	—		33,320	(h)	146,450
Deferred financing costs, net	2,061	—		—		2,061
Other assets	2,373	—		—		2,373
Assets held for sale	474	—		—		474

Total Assets	$428,038	$725		$241,777		$670,540

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current Liabilities:
Current portion of long-term liabilities	698	$—		$(322	)(i)	$376
Current portion of long-term debt	813	—		—		813
Accounts payable	10,247	—		—		10,247
Accrued expenses	45,788	886	(b)	239	(i,j)	46,913
Accrued interest	172	—		—		172
Deferred revenue	31,348	—		—		31,348

Total Current Liabilities	89,066	886		(83)		89,869
Long-term Liabilities:
Long-term debt	32,188	—		—		32,188
Long-term liabilities, less current portion	2,047	—		(1,105	)(j)	942
Derivative instruments	—	—		—		—
Pension and other postretirement benefit obligations	14,120	—		(3,277	)(i)	10,843
Liabilities subject to compromise	1,205,545	(1,205,545	)(c)	—		—

Total Liabilities	1,342,966	(1,204,659)		(4,465)		133,842
Stockholders’ Equity (Deficit):
Predecessor common stock	568	—		(568	)(k)	—
Successor common stock	—	300	(d)	—		300
Additional paid-in capital	831,369	536,398	(a,d,e)	(831,369	)(k)	536,398
Accumulated other comprehensive loss	(6,921)	—		6,921	(k)	—
Accumulated deficit	(1,792,749)	721,801	(f)	1,070,948	(k)	—
Treasury stock, at cost	(310)	—		310	(k)	—

Total New Media stockholders’ equity (deficit)	(968,043)	1,258,499		246,242		536,698
Noncontrolling interest	53,115	(53,115	)(a)	—		—
Total Stockholders’ Equity (Deficit)	(914,928)	1,205,384		246,242		536,698

Total Liabilities and Stockholders’ Equity (Deficit)	$428,038	$725		$241,777		$670,540

Schedule Of Cumulative Impact Of Reorganization Adjustments
(d)	This adjustment reflects the Successor Company’s common stock and additional paid-in capital resulting from the exchange of the Outstanding Debt at 40% for New Media Common Stock with a par value of $0.01 plus the value of the contribution of Local Media Parent for a total issuance of 30,000 shares of New Media Common Stock. The issuance of New Media Warrants as described in note (e) to the Former Equity Holders is also included within the additional paid-in capital as follows:

Exchange by Plan Sponsor of $549,000 Outstanding Debt acquired other than in the Cash-Out Offer for New Media Common Stock	$219,125
Exchange by Plan Sponsor of $442,000 Outstanding Debt acquired in the Cash-Out Offer for New Media Common Stock	176,615
Exchange by debt holders other than Plan Sponsor of $215,000 Outstanding Debt for New Media Common Stock	86,123
Contribution by Plan Sponsor of Local Media for New Media Common Stock	53,840
New Media Warrants issued to Former Equity Holders	995
Impact of classification of issuance of warrants within additional paid in capital	(995)

Net impact of stockholders’ equity (deficit)	$535,703

Schedule of Liabilities Subject to Compromise Eliminated
(f)	This adjustment reflects the net effect of the transaction related to the consummation of the Plan on Predecessor’s accumulated deficit and accumulated other comprehensive loss. The table below provides a summary of the adjustments to accumulated deficit as it pertains to the Plan:

Liabilities subject to compromise eliminated:
Secured indebtedness of $1,167,450 and accrued interest outstanding of $8,769	$1,176,219
Derivative instrument liability	28,440
Rejected lease claim	886

Total liabilities subject to compromise eliminated	1,205,545
Consideration given:
Issuance of New Media common stock	(481,863)
Lease claim accrual	(886)

Gain on extinguishment of debt	722,796
Issuance of New Media Warrants	(995)

Total adjustment to accumulated deficit	$721,801

Reconciliation of Enterprise Value to Estimated Reorganization Value
(h)	Adjustment eliminated the balance of goodwill, mastheads, and other unamortized intangible assets of the Predecessor Company and records Successor Company intangible assets, including the reorganization value of assets in excess of amounts allocated to identified tangible and intangible assets, also referred to as Successor Company goodwill.

GateHouse business enterprise value	$489,931
Less: Transaction fees	(7,073)
Add: Local Media contribution	53,840
Add: Fair value of liabilities excluded from enterprise value	133,842
Less: Fair value of tangible assets	(398,179)
Less: Fair value of identified intangible assets	(146,450)

Reorganization value of assets in excess of amounts allocated to identified tangible and intangible assets (Successor company goodwill)	$125,911

Cumulative Impact Of Fresh Start Adjustments
(k)	The Predecessor Company’s accumulated deficit and accumulated other comprehensive income is eliminated in conjunction with the adoption of fresh start accounting. Also, pursuant to the Plan, Predecessor Company’s common stock and related additional paid in capital were eliminated as all Predecessor Company equity interests were cancelled. The Predecessor Company recognized a $246,242 gain related to the fresh start accounting adjustments as follows:

Establishment of Successor Company’s goodwill	$(125,911)
Elimination of Predecessor Company’s goodwill	14,204
Add-back Local Media goodwill adjustment	725
Establishment of Successor Company’s other intangible assets	(146,450)
Elimination of Predecessor Company’s other intangible assets	113,130
Property, plant and equipment fair value adjustments	(97,475)
Pension and postretirement fair value adjustments	(3,719)
Rent and unfavorable lease fair value adjustments	(746)

Gain on fresh start accounting adjustments	$(246,242)